Goodwill, Trade Name, and Customer Lists - Summary Of Future Amortization Expense Of The Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021		$ 72,921
2022		66,184
2023		59,672
2024		53,759
2025		47,662
Thereafter		223,165
Net Carrying Value	$ 470,907	$ 523,363	$ 65,793